Intangible Assets - Additional Information (Detail) - LGM Enterprises LLC [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of intangible assets	$ 835	$ 739	$ 898	$ 120	$ 0
impairment charges related to definite-lived intangible assets	$ 0	$ 0	$ 0	$ 0	$ 0